INVENTORIES - Disclosure of inventories (Details) - CAD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Inventories [Line Items]
Capitalized costs	$ 26,647	$ 25,785
Fair valuation adjustment, net	0	3,606
Carrying value	26,647	29,391
Work in progress [Member] | Bulk cannabis [Member]
Inventories [Line Items]
Capitalized costs	15,728	14,113
Fair valuation adjustment, net	0	3,336
Carrying value	15,728	17,449
Work in progress [Member] | Other cannabis products [Member]
Inventories [Line Items]
Capitalized costs		1,074
Fair valuation adjustment, net		0
Carrying value		1,074
Work in progress [Member] | Other products [Member]
Inventories [Line Items]
Capitalized costs	973
Fair valuation adjustment, net	0
Carrying value	973
Finished goods [Member] | Packaged dried cannabis [Member]
Inventories [Line Items]
Capitalized costs	8,329	8,974
Fair valuation adjustment, net	0	270
Carrying value	8,329	9,244
Finished goods [Member] | Other cannabis products [Member]
Inventories [Line Items]
Capitalized costs	1,199	744
Fair valuation adjustment, net	0	0
Carrying value	1,199	744
Finished goods [Member] | Other products [Member]
Inventories [Line Items]
Capitalized costs	418	880
Fair valuation adjustment, net	0	0
Carrying value	$ 418	$ 880